Annual Total Returns[BarChart] - Invesco DWA Emerging Markets Momentum ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(11.35%)	15.99%	(0.08%)	(1.96%)	(14.00%)	0.15%	39.49%	(21.24%)	25.34%	21.19%